March 10, 2004



VIA EDGARLINK
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

         Re: Transamerica Life Insurance and Annuity Company and Transamerica Life Separate Account VA-1 (File No. 33-10914)

Dear Commissioner:

On behalf of Transamerica Life Insurance and Annuity Company and Transamerica Life Separate Account VA-1 ("separate account"), incorporated by reference is the annual report of the underlying fund, American Funds' American Variable Insurance Series for filing with the Securities and Exchange Commission, pursuant to Rule 30b2-1 under the Investment Company Act of 1940 ("Act").

         Filer:               American Legacy I and II
         File #:              811-03857
         Accession #:         729528-04-000005
         CIK #:               729528
         Filing Date:         3-10-2004

         Filer:               American Legacy III
         File #:              811-03857
         Accession #:         729528-04-000005
         CIK #:               729528
         Filing Date:         3-10-2004

This semi-annual report is for the period ending December 31, 2003, and has been transmitted to contract holders in accordance with Rule 30d-2 under the Act.

Very truly yours,



David M. Goldstein
Senior Vice President